Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014
Series A Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	20,000,000	20,000,000
Convertible preferred stock, shares issued	20,000,000	0
Series B Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	20,000,000	20,000,000
Convertible preferred stock, shares issued	20,000,000	0
Common Class A [Member]
Common stock, par value	$ .0001	$ .0001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	345,610,950	345,610,950
Common stock, shares outstanding	345,610,950	345,610,950
Common Class B [Member]
Common stock, par value	$ .0001	$ .0001
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	60,000,000	0
Common stock, shares outstanding	60,000,000	0